Nature of operations (Narrative) (Details) $ / shares in Units, $ in Thousands			1 Months Ended		12 Months Ended
	Apr. 04, 2018 USD ($) $ / shares shares	Apr. 04, 2018 $ / shares	Jul. 31, 2018 USD ($)	Mar. 29, 2018	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Statements [Line Items]
Loss associated with loss of control			$ 185,000
Gross proceeds of weighted average price					$ 17,412	$ 3,572
Definitive Agreements [Member]
Statements [Line Items]
Agreement description					50:50 joint venture arrangement
Services Agreement [Member] | Joint ventures [member]
Statements [Line Items]
Fee and commission income					$ 6,000
Asanko Gold Mine [Member] | Definitive Agreements [Member]
Statements [Line Items]
Percentage of economic interest					90.00%
Percentage of free-carried interest				10.00%	10.00%
Exploration of interest in portfolio					50.00%
Asanko Gold Ghana Limited [Member] | Definitive Agreements [Member]
Statements [Line Items]
Percentage of economic interest			50.00%	45.00%
Percentage of free-carried interest			50.00%	45.00%
Exploration of interest in portfolio			90.00%
Repayment of principal and accrued interest					$ 163,800
Adansi Gold Company Ghana Limited [Member]
Statements [Line Items]
Proportion of ownership interest in subsidiary					50.00%
Adansi Gold Company Ghana Limited [Member] | Definitive Agreements [Member]
Statements [Line Items]
Proportion of ownership interest in subsidiary				50.00%
JV Finco [Member] | Definitive Agreements [Member]
Statements [Line Items]
Percentage of economic interest				50.00%
Gold Fields Limited [Member]
Statements [Line Items]
Percentage of interest in common share	9.90%
Issuance of common shares | shares	22,354,657
Common shares (in dollars per share) | (per share)	$ 0.79	$ 1.01
Gross proceeds of weighted average price	$ 17,600